RELATED PARTY TRANSACTIONS - Trade Associations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Membership fees of Trade Associations
Related Party Transaction [Line Items]
Transaction bonus	$ 5,887	$ 5,162	$ 27,425	$ 19,275